Condensed Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net loss	$ (1,308,463)	$ (465,604)	$ (3,567,883)	$ (1,683,499)
Stock-based compensation expense	537,197	5,032	2,253,793	19,908
Gain on retirement of royalty accrual			(720,632)
Depreciation	466	167	670	670
Changes in operating assets and liabilities:
Receivables and prepaid expenses	8,744	(48,797)	(7,264)	(71,734)
Accounts payable	(100,648)	(27,035)	44,111	20,768
Accrued expenses and other payables	81,727	(17,040)	(136,446)	203,761
Founders claim accrual		(240,000)	(240,000)
Accrued royalties			6,438
Accrued severance	(77)	(118)	4,827	(7,052)
Net cash used in operating activities	(781,054)	(793,395)	(2,362,386)	(1,517,178)
Cash flows from investing activities:
Purchase of property and equipment	(16,747)
Cash acquired in reverse merger			17,966
Net cash used in by investing activities	(16,747)		17,966
Cash flows from financing activities:
Proceeds from private placement raise			5,225,000
Issuance costs			(571,796)
Net cash provided in financing activities			4,653,204
Net decrease in cash	(797,801)	(793,395)	2,308,784	(1,517,178)
Cash, beginning of period	3,347,843	1,039,059	1,039,059	2,556,237
Cash, end of period	2,550,042	245,664	3,347,843	1,039,059
Supplemental cash flow information:
Cash paid for interest
Cash paid for taxes
Non-cash activities:
Shares issued at reverse recapitalization			20,231
Net liabilities assumed in merger			791,232
Return of founders shares to the Company as part of claim settlement		$ 33,096	33,096
Settlement of Treasury Stock prior to recapitalization			$ 33,096